FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Blocks
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015	Statement Presentation
Equity Swaps	$(184)	$3,582	$(2,097)	G&A expense
Electricity Swaps	639	1,135	(408)	Operating expense
Foreign Exchange Derivatives	—	—	(21,847)	Foreign exchange
Commodity Derivative Instruments:
Oil	(5,445)	(96,238)	(99,790)	Commodity derivative
Gas	11,174	(13,505)	(45,194)	instruments
Total Unrealized Gain/(Loss)	$6,184	$(105,026)	$(169,336)

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2017	2016	2015
Change in fair value gain/(loss)	$5,729	$(109,743)	$(144,984)
Net realized cash gain	8,581	80,346	287,708
Commodity derivative instruments gain/(loss)	$14,310	$(29,397)	$142,724

Summary of the fair value of derivative financial instruments

	December 31, 2017			December 31, 2016
	Assets	Liabilities		Liabilities
($ thousands)	Current	Current	Long-term	Current	Long-term
Electricity Swaps	$—	$—	$—	$641	$—
Equity Swaps	—	2,119	—	1,044	891
Commodity Derivative Instruments:
Oil	2,142	26,523	9,907	17,466	11,375
Gas	1,710	—	—	9,464	—
Total	$3,852	$28,642	$9,907	$28,615	$12,266

Crude Oil Instruments
Table Text Blocks
Summary of management positions

Instrument Type(1)	bbls/day	US$/bbl(1)

Jan 1, 2018 – Jan 31, 2018
WTI Swap	5,000	55.38
WTI Purchased Put	13,000	53.04
WTI Sold Call	13,000	61.99
WTI Sold Put	13,000	42.83
WCS Differential Swap (Sale)	1,500	(14.75)

Feb 1, 2018 – Mar 31, 2018
WTI Swap	7,000	58.32
WTI Purchased Put	13,000	53.04
WTI Sold Call	13,000	61.99
WTI Sold Put	13,000	42.83
WCS Differential Swap (Sale)	1,500	(14.75)

Apr 1, 2018 – Jun 30, 2018
WTI Swap	5,000	55.38
WTI Purchased Put	15,000	52.90
WTI Sold Call	15,000	61.73
WTI Sold Put	15,000	42.92
WCS Differential Swap (Sale)	1,500	(14.75)
WCS Differential Swap (Purchase)	1,500	(25.50)

Jul 1, 2018 – Sep 30, 2018
WTI Swap	3,000	53.73
WTI Purchased Put	18,000	52.53
WTI Sold Call	18,000	61.22
WTI Sold Put	18,000	42.71
WCS Differential Swap (Sale)	1,500	(14.75)
WCS Differential Swap (Purchase)	1,500	(25.50)

Oct 1, 2018 – Dec 31, 2018
WTI Swap	3,000	53.73
WTI Purchased Put	20,000	52.48
WTI Sold Call	20,000	61.10
WTI Sold Put	20,000	42.74
WCS Differential Swap (Sale)	1,500	(14.75)
WCS Differential Swap (Purchase)	1,500	(25.50)

Jan 1, 2019 – Mar 31, 2019
WTI Swap	3,000	53.73
WTI Purchased Put	16,000	53.69
WTI Sold Call	16,000	63.44
WTI Sold Put	16,000	44.05

Apr 1, 2019 – Dec 31, 2019
WTI Purchased Put	20,000	53.94
WTI Sold Call	20,000	63.84
WTI Sold Put	20,000	44.09
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Natural gas financial contracts
Table Text Blocks
Summary of management positions

Instrument Type(1)	MMcf/day	US$/Mcf

Jan 1, 2018 – Mar 31, 2018
NYMEX Purchased Put	30.0	2.75
NYMEX Sold Call	30.0	3.47

Apr 1, 2018 – Oct 31, 2018
NYMEX Purchased Put	40.0	2.75
NYMEX Sold Call	40.0	3.38

Nov 1, 2018 – Dec 31, 2018
NYMEX Purchased Put	30.0	2.75
NYMEX Sold Call	30.0	3.47
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/Mcf.